Fair Value Measurements - Accrued compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	157,500	315,000	315,000	315,000
Phantom shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in the fair market value of the phantom shares issuances	$ 0	$ 0